Other current and non-current financial liabilities	12 Months Ended
Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Other current and non-current financial liabilities
31. Other current and non-current financial liabilities
The following table provides a breakdown for other current and non-current financial liabilities:

	At December 31,
(€ thousands)	2022	2021
Written put options on non-controlling interests	178,766	159,411
of which Thom Browne option	155,551	135,726
of which Dondi option	23,215	23,685
Other	27	7,976
Other non-current financial liabilities	178,793	167,387
Warrant liabilities	37,258	33,984
Other current financial liabilities	37,258	33,984
Total	216,051	201,371
Written put options on non-controlling interests

Thom Browne
The Group is party to an option agreement with Mr. Thom Browne in reference to the Group’s original investment of 85% in the Thom Browne Group. Upon origination of the option, Mr. Thom Browne had a put option giving him the right to sell to the Group his 15% interest in the Thom Browne Group, in three tranches, at the exercise price established as the EBITDA of the Thom Browne Group recorded in 2023, 2028 and 2030, multiplied by a given multiple (“TB Exercise Formula”). The financial liability arising from the obligation of the Group to purchase the non-controlling interest in the Thom Browne Group is measured at the present value of the expected exercise amount, calculated through the TB Exercise Formula as per projections contained in the latest business plan, which cover the period from 2023 to 2025. The remeasurement of the liability at each reporting date is recognized through profit or loss based on the latest available information.
During the first half of 2021 the parties renegotiated the contract, providing for early exercise of the option to purchase an additional 5% of the Thom Browne Group; all other conditions of the contract remained unmodified. As a result, on June 1, 2021 the Group purchased an additional 5% of the Thom Browne Group, based on the first tranche of the put option, for a total consideration of $37,400 thousand (€30,653 thousand), as a result of which in 2021 the Group derecognized a portion of the liability for the written put option on non-controlling interests in the amount of €51,328 thousand and recognized a corresponding gain within finance income in the consolidated statement of profit and loss in the amount of €20,675 thousand. Additionally, the equity attributable to non-controlling interests was reduced by €4,037 thousand with an offsetting increase to equity attributable to shareholders of the Parent Company and the put option relating to the remaining non-controlling interest was remeasured at its fair value. Following the above transaction, the Group owns 90% of the Thom Browne Group and Mr. Thom Browne has a put option giving him the right to sell to the Group his 10% interest in the Thom Browne Group.
At December 31, 2022 the liability for the put option, which relates to the remaining 10% of non-controlling interests, amounted to €155,551 thousand and was classified as non-current (€135,726 thousand at December 31, 2021).
Dondi
The Group is party to an option agreement with the Dondi family in reference to the Group’s original investment of 65% in Dondi. In particular, the Dondi family has a put option giving them the right to sell to the Group on the Dondi family’s 35% interest in Dondi, in two tranches, during 2029 and 2034. The exercise price of the option is established as the EBITDA of Dondi at the exercise date, less its net indebtedness, multiplied by a given multiple less a given discount (“Dondi Exercise Formula”). The financial liability arising from the obligation was measured at the present value of the expected exercise amount, calculated through the Dondi Exercise Formula as per projections contained in the approved Business Plan. The remeasurement of the liability at each reporting date is recognized through profit or loss based on the latest available information. The liability related to this written put option at December 31, 2022 amounted to €23,215 thousand (€23,685 thousand at December 31, 2021).
Warrant liabilities
As part of the Business Combination, the Group assumed IIAC’s 13,416,637 public warrants (which automatically converted into warrants to purchase ordinary shares of Zegna) and issued 6,700,000 private placement warrants (of which 800,000 were issued to certain of Zegna’s directors and recognized as share-based compensation expense within personnel costs in 2021 and an offsetting increase to other reserves within equity). At December 31, 2022, 13,416,636 public warrants and 6,700,000 private warrants (including the 800,000 equity-classified warrants) were outstanding (13,416,637 public warrants and 6,700,000 private warrants at December 31, 2021). The outstanding liability-classified warrants were recognized as liabilities at fair value at each reporting date.
Each public warrant entitles the holder to purchase one Zegna ordinary share at a price of $11.50 per share and may be exercised within 5 years from the completion of the Business Combination. The public warrants may be redeemed by the Company:
•at a price of $0.01 per warrant, if, and only if, the last reported sale price of the Zegna ordinary shares equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three trading days before sending the notice of redemption to each warrant holder;
•at a price of $0.10 per warrant, if, and only if, the last reported sale price of the Zegna ordinary shares equals or exceeds $10.00 per share for any 20 trading days within a 30-trading day period ending three trading days before sending the notice of redemption to each warrant holder.
The exercise price and number of Zegna ordinary shares issuable on exercise of the public warrants, as well as the terms of redemption, may be subject to adjustments in certain circumstances, including, among other events, in the event of a share dividend, extraordinary dividend or Zegna’s recapitalization, reorganization, merger or consolidation.
The private placement warrants have the same terms as the public warrants, except that, so long as they are held by Investindustrial Acquisition Corp. L.P., a limited partnership incorporated in England and Wales (“IIAC Sponsor”) or its permitted transferees, i) the private placement warrants were subject to transfer limitations in the 30-day period immediately after the completion of the Business Combination, ii) they may be exercised by the holders on a cashless basis and iii) in certain circumstances they will not be redeemable by the Company. If the private placement warrants are held by someone other than the IIAC Sponsor or its permitted transferees, such warrants will be redeemable by the Company and exercisable by such holders on the same basis as the public warrants.
For additional information related to the Business Combination please refer to Note 1 — General information.
Subsequent to the reporting date, in February 2023 the Company completed the redemption of its outstanding public and private placement warrants, following which there are no remaining public or private placement warrants outstanding. For additional information on the warrant redemption see Note 43 — Subsequent events.